Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Inventories
Finished goods	$ 40,445	$ 47,468
Work in process	77,244	96,955
Raw materials	40,767	72,692
Supplies	290	193
Inventories	$ 158,746	$ 217,308